Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Other current liabilities
Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2016	December 31, 2015
Taxes payable	$47.7	$28.4
Employee and business withheld taxes, social security and vacation payment	12.3	15.4
VAT payable	10.9	4.0
Deferred mobilization/demobilization revenues	12.5	18.0
Unrealized loss on derivative financial instruments	55.2	84.2
Accrued expenses and other current liabilities	30.3	67.9
Total other current liabilities	$168.9	$217.9